CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
Banking Regulation, Total Capital [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]

	Actual		Minimum capital required - Basel III		PCA requirement to be considered well capitalized
(Dollars in thousands)	Capital amount	Ratio	Capital amount	Ratio	Capital amount	Ratio
December 31, 2021
Common equity tier 1 capital to risk-weighted assets
Consolidated	$1,262,789	10.84%	$815,197	7.00%	N/A	N/A
First Financial Bank	1,513,175	13.01%	813,974	7.00%	$755,833	6.50%

Tier 1 capital to risk-weighted assets
Consolidated	1,306,571	11.22%	989,882	8.50%	N/A	N/A
First Financial Bank	1,513,708	13.02%	988,397	8.50%	930,256	8.00%

Total capital to risk-weighted assets
Consolidated	1,642,549	14.10%	1,222,795	10.50%	N/A	N/A
First Financial Bank	1,589,570	13.67%	1,220,960	10.50%	1,162,820	10.00%

Leverage
Consolidated	1,306,571	8.70%	600,410	4.00%	N/A	N/A
First Financial Bank	1,513,708	10.10%	599,578	4.00%	749,472	5.00%

	Actual		Minimum capital required - Basel III		PCA requirement to be considered well capitalized
(Dollars in thousands)	Capital amount	Ratio	Capital amount	Ratio	Capital amount	Ratio
December 31, 2020
Common equity tier 1 capital to risk-weighted assets
Consolidated	$1,325,922	11.82%	$785,338	7.00%	N/A	N/A
First Financial Bank	1,452,403	12.95%	784,807	7.00%	$728,749	6.50%

Tier 1 capital to risk-weighted assets
Consolidated	1,368,818	12.20%	953,625	8.50%	N/A	N/A
First Financial Bank	1,452,507	12.96%	952,980	8.50%	896,922	8.00%

Total capital to risk-weighted assets
Consolidated	1,744,802	15.55%	1,178,007	10.50%	N/A	N/A
First Financial Bank	1,560,457	13.92%	1,177,211	10.50%	1,121,153	10.00%

Leverage
Consolidated	1,368,818	9.55%	573,526	4.00%	N/A	N/A
First Financial Bank	1,452,507	10.14%	573,094	4.00%	716,367	5.00%